Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street
Reform
and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid to certain individuals by the Company and certain financial performance of the Company. For further information concerning the Company’s pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the Compensation Discussion and Analysis section of this Proxy Statement.

			Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)			Total Shareholder Return (5) ($)	Peer Group Total Shareholder Return (6) ($)	Net (Loss) Income (millions) (7) ($)	Adjusted EBITDA Less Capital (thousands) (8) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	4,579,866	6,145,949	1,459,386	1,725,457	166.27	117.47	(37.3)	69,841
2021	3,765,100	3,177,762	915,927	305,615	155.48	135.75	35.1	169,925
2020	5,190,508	7,046,358	1,631,356	2,457,104	191.63	132.26	(9.5)	130,745
(1)
This column represents the amount of total compensation reported for Mr. Baker, our Principal Executive Officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement on page 61.

(2)
This column represents the amount of “compensation actually paid” to Mr. Baker, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Baker during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Baker’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO (a) ($)	Reported Summary Compensation Table Value of PEO Equity Awards (b) ($)	Adjusted Value of Equity Awards (c) ($)	Reported Summary Compensation Table Change in Value of Pension Benefits (d) ($)	Pension Benefits Adjustments (e) ($)	Compensation Actually Paid to PEO ($)
2022	4,579,866	(1,205,255)	2,455,862	—	315,476	6,145,949
2021	3,765,100	(1,370,005)	1,153,661	(824,973)	453,979	3,177,762
2020	5,190,508	(937,292)	3,967,769	(1,628,345)	453,718	7,046,358
(a)
This column represents the amount of total compensation reported for Mr. Baker for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement on page 61.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Please refer to the Summary Compensation Table in this Proxy Statement on page 61.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Baker for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior calendar year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior calendar year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior calendar year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Value of Equity Awards ($)
2022	1,822,337	460,994	—	172,531	—	—	2,455,862
2021	751,905	177,778	—	223,978	—	—	1,153,661
2020	2,194,058	1,851,672	—	(77,961)	—	—	3,967,769
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation as of the applicable measurement date.

(d)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. Please refer to the Summary Compensation Table in this Proxy Statement on page 61.

(e)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Baker during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022	315,476	—	315,476
2021	453,979	—	453,979
2020	453,718	—	453,718

(3)
This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Baker) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 61 for the applicable year. The names of each of the NEOs (excluding Mr. Baker) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Roberts, Lawlar, Brown, Sienko and Clary; (ii) for 2021, Messrs. Roberts, Lawlar, Brown, Sienko and Hall; and (iii) for 2020, Messrs. Roberts, Lawlar, Brown, Sienko and Hall.

(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Baker) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Baker) for each year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b) ($)	Average Non- PEO NEO Adjusted Value of Equity Awards (c) ($)	Average Reported Summary Compensation Table Change in Value of Pension Benefits for Non- PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,459,386	(319,176)	561,672	(26,607)	50,182	1,725,457
2021	915,927	(302,821)	(248,745)	(130,636)	71,890	305,615
2020	1,631,356	(432,168)	1,381,713	(200,467)	76,670	2,457,104

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group
(excluding Mr. Baker) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 61 for the applicable year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Baker) in the “Stock Awards” column in the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 61 for the applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Baker) in the “Stock Awards” column in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Baker) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year to Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Average Value of Equity Award ($)
2022	465,379	94,528	—	1,765	—	—	561,672
2021	171,652	(11,051)	—	56,886	(466,232)	—	(248,745)
2020	828,835	584,044	—	(31,166)	—	—	1,381,713

(d)
The amounts included in this column represent the average of the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for the NEOs as a group (excluding Mr. Baker) in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 61 for the applicable year.

(e)
The total pension benefit adjustments for each applicable year are the aggregate of two components, averaged for the NEOs as a group (excluding Mr. Baker) in each applicable year: (i) the actuarially determined service cost for services rendered by the applicable NEO during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022	50,182	—	50,182
2021	71,890	—	71,890
2020	76,670	—	76,670

(5)
This column represents cumulative Company TSR. TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (2020, 2020-2021 and 2020-2022), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P 500 Gold Index.
(7)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
Adjusted EBITDA Less Capital is calculated as net (loss) income before the following items: interest expense, income tax benefit, depreciation, depletion, and amortization expense, ramp-up
and suspension costs, loss on disposition of properties, plants, equipment and mineral interests, , foreign exchange gain, unrealized (gain) loss on derivative contracts, provisional price loss gain), provision for closed operations and environmental matters, stock-based compensation, unrealized loss on investments, adjustment of inventory to net realizable value, monetization of zinc hedges and other income (“adjusted EBITDA”) less capital expenditures at the Company’s operations.

Company Selected Measure Name	Adjusted EBITDA Less Capital
Named Executive Officers, Footnote [Text Block]	This column represents the amount of total compensation reported for Mr. Baker, our Principal Executive Officer (“PEO”), for each corresponding year in the “Total” column of the Summary Compensation Table (“total compensation”). Please refer to the Summary Compensation Table in this Proxy Statement on page 61.
Peer Group Issuers, Footnote [Text Block]	This column represents cumulative peer group TSR computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P 500 Gold Index.
PEO Total Compensation Amount	$ 4,579,866	$ 3,765,100	$ 5,190,508
PEO Actually Paid Compensation Amount	$ 6,145,949	3,177,762	7,046,358
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
This column represents the amount of “compensation actually paid” to Mr. Baker, as computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Baker during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Baker’s total compensation for each year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO (a) ($)	Reported Summary Compensation Table Value of PEO Equity Awards (b) ($)	Adjusted Value of Equity Awards (c) ($)	Reported Summary Compensation Table Change in Value of Pension Benefits (d) ($)	Pension Benefits Adjustments (e) ($)	Compensation Actually Paid to PEO ($)
2022	4,579,866	(1,205,255)	2,455,862	—	315,476	6,145,949
2021	3,765,100	(1,370,005)	1,153,661	(824,973)	453,979	3,177,762
2020	5,190,508	(937,292)	3,967,769	(1,628,345)	453,718	7,046,358
(a)
This column represents the amount of total compensation reported for Mr. Baker for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Summary Compensation Table in this Proxy Statement on page 61.

(b)
This column represents the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Please refer to the Summary Compensation Table in this Proxy Statement on page 61.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” column in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for Mr. Baker for that Subject Year. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year: (i) the year-end
fair value of any equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior calendar year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior calendar year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior calendar year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Value of Equity Awards ($)
2022	1,822,337	460,994	—	172,531	—	—	2,455,862
2021	751,905	177,778	—	223,978	—	—	1,153,661
2020	2,194,058	1,851,672	—	(77,961)	—	—	3,967,769
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for PSU awards, a Monte Carlo simulation as of the applicable measurement date.

(d)
The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year. Please refer to the Summary Compensation Table in this Proxy Statement on page 61.

(e)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Baker during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022	315,476	—	315,476
2021	453,979	—	453,979
2020	453,718	—	453,718

Non-PEO NEO Average Total Compensation Amount	$ 1,459,386	915,927	1,631,356
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,725,457	305,615	2,457,104
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Baker) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Baker) for each year to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs (a) ($)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards (b) ($)	Average Non- PEO NEO Adjusted Value of Equity Awards (c) ($)	Average Reported Summary Compensation Table Change in Value of Pension Benefits for Non- PEO NEOs ($)	Pension Benefits Adjustments for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,459,386	(319,176)	561,672	(26,607)	50,182	1,725,457
2021	915,927	(302,821)	(248,745)	(130,636)	71,890	305,615
2020	1,631,356	(432,168)	1,381,713	(200,467)	76,670	2,457,104

(a)
This column represents the average of the amounts reported for the Company’s NEOs as a group
(excluding Mr. Baker) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 61 for the applicable year.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Baker) in the “Stock Awards” column in the Summary Compensation Table in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 61 for the applicable year.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Baker) in the “Stock Awards” column in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” column in the Summary Compensation Table for each NEO (excluding Mr. Baker) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Year to Non-PEO NEOs ($)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($)	Adjusted Average Value of Equity Award ($)
2022	465,379	94,528	—	1,765	—	—	561,672
2021	171,652	(11,051)	—	56,886	(466,232)	—	(248,745)
2020	828,835	584,044	—	(31,166)	—	—	1,381,713

(d)
The amounts included in this column represent the average of the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for the NEOs as a group (excluding Mr. Baker) in each applicable year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement on page 61 for the applicable year.

(e)
The total pension benefit adjustments for each applicable year are the aggregate of two components, averaged for the NEOs as a group (excluding Mr. Baker) in each applicable year: (i) the actuarially determined service cost for services rendered by the applicable NEO during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Total Pension Benefit Adjustments ($)
2022	50,182	—	50,182
2021	71,890	—	71,890
2020	76,670	—	76,670

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative Company TSR
The compensation actually paid to our CEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $6,145,949, $3,177,762, and $7,046,358 for 2022, 2021 and 2020, respectively. The avera
ge amount of compensation actually paid to the other NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K,
was $1,725,457, $305,615, and $2,457,104 for 2022, 2021 and 2020, respectively. The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $166.27, $155.48, and $191.63 for
2020-2022,
2020-2021 and 2020, respectively. Please see Note 5 above for additional information related to the computation of Company TSR.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Company Net (Loss) Income
The compensation actually paid to our CEO, as computed in accordance with
the requirements of Item 402(v) of Regulation
S-K,
was $6,145,949, $3,177,762, and $7,046,358 for 2022, 2021 and 2020, respectively. The average amount of compensation actually paid to the other NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K,
was $1,725,457, $305,615, and $2,457,104 for 2022, 2021 and 2020, respectively. The Company’s net (loss) income, as computed in accordance with Item 402(v) of Regulation
S-K
and reflected in the Company’s audited financial statements for the applicable year, was ($37.3) million, $35.1 million and ($9.5) million for 2022, 2021 and 2020, respectively.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Company Adjusted EBITDA Less Capital
The compensation actually paid to our CEO, as computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $6,145,949, $3,177,762, and $7,046,358 for 2022, 2021 and 2020, respectively. The average amount of compensation actually paid to the other NEOs as a group (excluding Mr. Baker), as computed in accordance with Item 402(v) of Regulation
S-K,
was $1,725,457, $305,615, and $2,457,104 for 2022, 2021 and 2020, respectively. The Company’s Adjusted EBITDA Less Capital, computed as described in Note 8 above, was $69.8 million, $169.9 million and $130.7 million, for 2022, 2021 and 2020, respectively.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The TSR of the Company, assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $166.27, $155.48, and $191.63 for 2020-2022, 2020-2021 and 2020, respectively. The TSR of the Company’s peer group (the S&P 500 Gold Index), assuming an initial fixed $100 investment and computed in accordance with the requirements of Item 402(v) of Regulation
S-K,
was $117.47, $135.75, and $132.26 for 2020-2022, 2020-2021 and 2020, respectively. Please see Note 5 and Note 6, above, for additional information related to the computation of Company TSR and peer group TSR, respectively.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed calendar year, to the Company’s performance are as follows:

•	Adjusted EBITDA Less Capital Expenditures at Operating Mines
•	TSR relative to the peer group described on page 40

Total Shareholder Return Amount	$ 166.27	155.48	191.63
Peer Group Total Shareholder Return Amount	117.47	135.75	132.26
Net Income (Loss)	$ (37,300,000)	$ 35,100,000	$ (9,500,000)
Company Selected Measure Amount	69,841	169,925	130,745
PEO Name	Mr. Baker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Less Capital Expenditures at Operating Mines
Non-GAAP Measure Description [Text Block]
Adjusted EBITDA Less Capital is calculated as net (loss) income before the following items: interest expense, income tax benefit, depreciation, depletion, and amortization expense, ramp-up
and suspension costs, loss on disposition of properties, plants, equipment and mineral interests, , foreign exchange gain, unrealized (gain) loss on derivative contracts, provisional price loss gain), provision for closed operations and environmental matters, stock-based compensation, unrealized loss on investments, adjustment of inventory to net realizable value, monetization of zinc hedges and other income (“adjusted EBITDA”) less capital expenditures at the Company’s operations.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR relative to the peer group described on page 40
PEO [Member] | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 315,476	$ 453,979	$ 453,718
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	315,476	453,979	453,718
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,822,337	751,905	2,194,058
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	460,994	177,778	1,851,672
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,205,255)	(1,370,005)	(937,292)
PEO [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,455,862	1,153,661	3,967,769
PEO [Member] | Reported Summary Compensation Table Change in Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(824,973)	(1,628,345)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	172,531	223,978	(77,961)
Non-PEO NEO [Member] | Add: Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,182	71,890	76,670
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,182	71,890	76,670
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	465,379	171,652	828,835
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	94,528	(11,051)	584,044
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(466,232)	0
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(319,176)	(302,821)	(432,168)
Non-PEO NEO [Member] | Adjusted Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	561,672	(248,745)	1,381,713
Non-PEO NEO [Member] | Reported Summary Compensation Table Change in Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,607)	(130,636)	(200,467)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,765	$ 56,886	$ (31,166)